Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 5	$ 2
Purchased for cancellation		$ (1,214)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	269	407
Purchased for cancellation, shares		(8,871)
Increase (decrease) in number of ordinary shares issued, shares	269	(8,464)
Issued in connection with share-based compensation plans	$ 24	$ 34
Purchased for cancellation		(111)
Increase (decrease) in equity	$ 24	$ (77)